CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
License	$ 13,204	$ 15,164	$ 10,025
Services	144,246	120,213	103,884
Total Revenues	157,450	135,377	113,909
Cost of revenues:
License	883	953	624
Services	98,212	84,018	65,835
Total cost of revenues	99,095	84,971	66,459
Gross profit	58,355	50,406	47,450
Operating expenses:
Research and development	11,352	11,846	10,169
Selling, marketing, general and administrative	32,097	26,677	25,236
Total operating expenses	43,449	38,523	35,405
Operating income	14,906	11,883	12,045
Financial income, net	124	520	193
Income before taxes on income	15,030	12,403	12,238
Taxes on income	(454)	(811)	(435)
Net income	14,576	11,592	11,803
Attributed to redeemable non-controlling interest	(18)	0	0
Attributable to non-controlling interests	131	(12)	23
Net income attributable to Sapiens' shareholders	$ 14,463	$ 11,604	$ 11,780
Net earnings per share attributable to Sapiens' shareholders
Basic (in dollars per share)	$ 0.31	$ 0.29	$ 0.29
Diluted (in dollars per share)	$ 0.30	$ 0.27	$ 0.28